Loss per share - Schedule of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss for the year	$ (158)	$ (485)	$ (1,740)
Less: Loss attributable to non-controlling interests	(53)	(51)	(57)
Loss for the year attributable to ordinary shareholders	$ (105)	$ (434)	$ (1,683)
Basic weighted-average ordinary shares outstanding (in shares)	3,995,237,000	3,894,724,000	3,814,492,000
Basic earnings (loss) per share (USD per share)	$ (0.03)	$ (0.11)	$ (0.44)
Diluted earnings (loss) per share (USD per share)	$ (0.03)	$ (0.11)	$ (0.44)